Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 10,123,897	$ 308,749	$ 10,201,794
Fair value of the plan assets	(7,254,310)	(221,235)	(6,617,058)
Net defined benefit liabilities	2,869,587	87,514	3,584,736
Recorded under other payables	(18,622)	(568)	(20,281)
Recorded under other non-current assets	164,176	5,007	181,844
Recorded under net defined benefit liabilities	$ 3,015,141	$ 91,953	$ 3,746,299